Derivative Instruments - Terms of Interest Rate Swaps Underlying Swaption (Parenthetical) (Detail) - USD ($)	Jul. 31, 2026	Jan. 31, 2026	Oct. 31, 2024	Jul. 31, 2018	Jan. 31, 2018	Apr. 30, 2017
Interest rate swaption agreements [Member] | Scenario Forecast [Member]
Derivative [Line Items]
Principal amount	$ 82,500,000	$ 82,500,000	$ 85,400,000	$ 160,000,000	$ 160,000,000	$ 155,000,000